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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 6, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R)Bond Fund, MFS(R)Intermediate Investment Grade Bond Fund, MFS(R) Limited Maturity Fund and MFS(R) Research Bond Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 23, 2002.

     Please call the undersigned or Claudia Murphy at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn